Vessels, Net (Details Narrative)							1 Months Ended	2 Months Ended	7 Months Ended	8 Months Ended			9 Months Ended	10 Months Ended		11 Months Ended		12 Months Ended
	Dec. 27, 2024 USD ($)	Jun. 21, 2023 USD ($) Capacity	Apr. 27, 2023 USD ($) Capacity	Mar. 29, 2023 USD ($) Capacity	Mar. 06, 2023 USD ($) Capacity	Feb. 05, 2023 USD ($) Capacity	Jun. 30, 2024 USD ($) Capacity	Mar. 06, 2023 USD ($)	Jul. 27, 2022 USD ($) Capacity	Aug. 31, 2023 USD ($) Capacity	Sep. 13, 2022 USD ($) Capacity	Sep. 08, 2022 USD ($)	Sep. 21, 2022 USD ($) Capacity	Nov. 09, 2023 USD ($) Capacity	Oct. 16, 2023 USD ($)	Dec. 14, 2022 USD ($) Capacity	Nov. 17, 2022 USD ($) Capacity	Dec. 31, 2024 USD ($) Vessel Capacity	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) Vessel	Feb. 28, 2023 Vessel	Jan. 31, 2023 Vessel	Jul. 29, 2022 USD ($)
Property, Plant and Equipment [Line Items]
Payments for Capital Improvements																		$ 747,023,000	$ 182,898,000	$ 433,777,000
Vessel year built		2023	2023	2023	2016	2023			2022	2019	2022		2022	2023		2016	2022	2024
Vessel capacity in DWT | Capacity		182,212	182,169	182,115	181,221	82,010			82,003	81,692	182,393		182,079	5,300		84,852	182,064	5,300
Additions						$ 35,605,000								$ 66,733,000
Finance Lease, Right-of-Use Asset, before Accumulated Amortization		$ 64,600,000	$ 50,890,000	$ 46,146,000						$ 27,561,000	$ 55,804,000		$ 44,254,000				$ 44,753,000
Payments to Acquire Property, Plant, and Equipment															$ 28,127,000
Property, Plant and Equipment, Transfers and Changes								$ 53,232,000							$ 27,555,000			$ 164,398,000
Vessel type		Capesize	Capesize	Capesize	Capesize	Kamsarmax			Kamsarmax		Capesize		Capesize			Kamsarmax	Capesize
Capitalized expenses		$ 2,574,000	$ 2,579,000	$ 3,028,000	$ 1,600,000	$ 1,305,000		$ 1,600,000	$ 986,000							$ 243,000		1,166,000		$ 16,745,000
Number of vessels acquired | Vessel																				3
Proceeds from Sale of Property, Plant, and Equipment																		190,293,000	259,004,000	$ 284,476,000
Gain (Loss) on Disposition of Property Plant Equipment																		25,760,000	50,248,000	149,352,000
Property, Plant and Equipment, Net																		4,241,292,000	3,734,671,000
Asset Impairment Charges																			0	7,913
Number of vessels sold | Vessel																					4	4
Vessels [Member]
Property, Plant and Equipment [Line Items]
Payments for Capital Improvements																		$ 32,013,000	58,766,000	18,901,000
20244-built vessels [Member]
Property, Plant and Equipment [Line Items]
Number of vessels delivered | Vessel																		12
TEU Containerships [Member]
Property, Plant and Equipment [Line Items]
Vessel type																		Containerships
Number of vessels delivered | Vessel																		9
Aframax/ LR2 Tanker Vessels [Member]
Property, Plant and Equipment [Line Items]
Vessel type																		Aframax/LR2
Number of vessels delivered | Vessel																		3
Containerships and Aframax/LR2 Tanker Vessels [Member]
Property, Plant and Equipment [Line Items]
Capitalized expenses																		$ 68,893,000
Nine 5,300 TEU Containerships and Three Aframax/LR2 Tanker Vessels [Member]
Property, Plant and Equipment [Line Items]
Additions																		816,167,000
2022-Built Kamsarmax Vessel [Member]
Property, Plant and Equipment [Line Items]
Additions									$ 32,566,000
2016-Built Kamsarmax Vessel [Member]
Property, Plant and Equipment [Line Items]
Additions																$ 27,493,000
Four Kamsarmax Vessels [Member]
Property, Plant and Equipment [Line Items]
Additions																		$ 117,825,000
2016-Built Scrubbet Fitted Capesize Vessel [Member]
Property, Plant and Equipment [Line Items]
Payments to Acquire Property, Plant, and Equipment					$ 42,879,000
Kamsarmax Vessels [Member]
Property, Plant and Equipment [Line Items]
Number of vessels delivered | Vessel																		4
Navios Carol [Member]
Property, Plant and Equipment [Line Items]
Finance Lease, Right-of-Use Asset, before Accumulated Amortization							$ 27,463,000
Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member]
Property, Plant and Equipment [Line Items]
Finance Lease, Right-of-Use Asset, before Accumulated Amortization																							$ 389,436,000
Owned vessels [Member]
Property, Plant and Equipment [Line Items]
Additions												$ 588,939,000
Fifteen vessels sold [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property, Plant, and Equipment																			259,004,000
Gain (Loss) on Disposition of Property Plant Equipment																			53,032,000
Dry dock and special survey costs, net																			$ 12,033,000
Six vessels sold [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property, Plant, and Equipment																				270,511,000
Dry dock and special survey costs, net																				7,653,000
Property, Plant and Equipment, Net																				113,246,000
Navious Partners Third Party [Member]
Property, Plant and Equipment [Line Items]
Vessel type																		Kamsarmax
Navios Venus [Member]
Property, Plant and Equipment [Line Items]
Vessel year built							2015
Vessel capacity in DWT | Capacity							61,339
Additions	$ 26,683,000
Property, Plant and Equipment, Transfers and Changes	27,954,000
Vessel type							Ultra-Handymax
Capitalized expenses	$ 1,333,000
Ten Vessels Sold [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property, Plant, and Equipment																		$ 190,293,000
Gain (Loss) on Disposition of Property Plant Equipment																		42,859,000
Dry dock and special survey costs, net																		5,275,000
Dry Bulk Vessels [Member]
Property, Plant and Equipment [Line Items]
Asset Impairment Charges																		$ 17,099,000
Vessels Agreed To Be Sold [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property, Plant, and Equipment																				107,250,000
Gain (Loss) on Disposition of Property Plant Equipment																				149,352,000
Asset Impairment Charges																				$ 7,913,000